Financial Instruments - Summary of Financial Liabilities (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Financial liabilities	R$ 28,170,794	R$ 24,946,422
Liabilities amortized cost [member]
Disclosure of financial liabilities [line items]
Financial liabilities	21,382,498	20,670,304
Liabilities amortized cost [member] | Loans, borrowings and debentures [member]
Disclosure of financial liabilities [line items]
Financial liabilities	15,132,277	14,525,030
Liabilities amortized cost [member] | Leases [member]
Disclosure of financial liabilities [line items]
Financial liabilities	944,138	1,397,543
Liabilities amortized cost [member] | Real estate credit certificates [member]
Disclosure of financial liabilities [line items]
Financial liabilities	86,745	195,745
Liabilities amortized cost [member] | Trade payables [member]
Disclosure of financial liabilities [line items]
Financial liabilities	2,433,995	2,033,110
Liabilities amortized cost [member] | Other financial liabilities [member]
Disclosure of financial liabilities [line items]
Financial liabilities	382,702	203,303
Liabilities amortized cost [member] | Payables to related parties [member]
Disclosure of financial liabilities [line items]
Financial liabilities	328,263	237,081
Liabilities amortized cost [member] | Dividends payable [member]
Disclosure of financial liabilities [line items]
Financial liabilities	191,478	93,500
Liabilities amortized cost [member] | REFIS [member]
Disclosure of financial liabilities [line items]
Financial liabilities	229,745	215,565
Liabilities amortized cost [member] | Trade payables corporate operation agreements [member]
Disclosure of financial liabilities [line items]
Financial liabilities	210,476
Liabilities amortized cost [member] | Preferred shareholders payable in subsidiaries [member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,442,679	1,769,427
Fair value through profit or loss [member]
Disclosure of financial liabilities [line items]
Financial liabilities	6,788,296	4,276,118
Fair value through profit or loss [member] | Loans, borrowings and debentures [member]
Disclosure of financial liabilities [line items]
Financial liabilities	6,556,669	3,813,467
Fair value through profit or loss [member] | Contingent consideration [member]
Disclosure of financial liabilities [line items]
Financial liabilities	116,542	166,807
Fair value through profit or loss [member] | Derivative financial instruments [member]
Disclosure of financial liabilities [line items]
Financial liabilities	R$ 115,085	R$ 295,844